Asset Acquisition	6 Months Ended
Mar. 31, 2026
Asset Acquisition [Abstract]
ASSET ACQUISITION
8.	ASSET ACQUISITION

On July 22, 2020, the Company entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (“Beautiful House” or the “Sellers”) to acquire certain assets and assumed liabilities associated with acquired assets. The consideration was comprised of cash of US$29,000 (approximately RMB 205,306) and 128,589 shares of the Company’s Class A ordinary shares (after giving effects to share consolidation in January 2025).

In May 2021, the Company entered into an agreement to settle the outstanding payables with the Sellers, pursuant to the agreement, the Company delivered 186,376 Class A ordinary shares (after giving effects to share consolidation in January 2025) to settle both cash consideration payable and share consideration payable. The Sellers are entitled to trade the Class A ordinary shares in open market. In addition, among the 186,376 shares delivered, 57,786 Class A ordinary shares will oblige the Company to make up the shortfall if the cash collected by the Sellers are lower than US$401.4 per share (after giving effects to share consolidation in January 2025). Additionally, 20,861 of the 57,786 Class A ordinary shares are redeemable at a per share price of US$401.5 if the Sellers do not trade in open market (after giving effects to share consolidation in January 2025).

The 57,786 Class A ordinary shares (after giving effects to share consolidation in January 2025) are subject to a make-whole cash-settled provision, and 20,861 Class A ordinary shares (after giving effects to share consolidation in January 2025) of which are also subject to redemption. The Company assessed the redemption terms and assessed it is probable that the Company will redeem these ordinary shares. The 57,786 ordinary shares (after giving effects to share consolidation in January 2025) fall in the classification of a liability. As of September 30, 2025 and March 31, 2026, the Company recorded the liabilities of RMB 165,161 and RMB 160,034 in the account of “Contingent liabilities for payable for asset acquisition”. The change in the balance as of September 30, 2025 and March 31, 2026 arose from change in foreign exchange rates.